Apr. 30, 2021
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated April 30, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and
Statement of Additional Information of the Fund listed below:
Invesco Greater China Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified.
You should read this
supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.
The Summary and Statutory Prospectuses are amended to reflect that:
Class R shares are no longer closed to new investors.
The information about Class R shares in the Summary and Statutory Prospectuses included under the heading
“
Performance
Information
” in the Summary Prospectus and “
Fund Summary – Performance Information
” in the Statutory Prospectus, including
in the “
Average Annual Total Returns
” table thereunder, is amended to reflect that the inception date for Class R shares is
April
26,
2021.
The following information replaces in its entirety the information appearing under the heading “
Fees and Expenses of the Fund
” in
the Summary Prospectus and the information appearing under the heading “
Fund Summary - Fees and Expenses of the Fund
” in
the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None 1	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class:	A	C	R	Y	R5	R6
Management Fees 2		0.87%	0.87%	0.87%	0.87%	0.87%	0.87%

Distribution and/or Service (12b1) Fees		0.25	0.89 2	0.50	None	None	None

Other Expenses 3		0.41	0.41	0.41	0.41	0.32	0.31

Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses		1.54	2.18	1.79	1.29	1.20	1.19

Fee Waiver and/or Expense Reimbursement 4		0.04	0.04	0.04	0.04	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50	2.14	1.75	1.25	1.19	1.18

1
Contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

2
Restated to reflect current fees.

3
With respect to Class A, Class C, Class Y, Class R5 and Class R6, “Other Expenses” have been restated to reflect current fees.
With respect to Class R, “Other
Expenses” are based on estimated amounts for the current fiscal year.

4
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the

Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on
April 30, 2022 and June 30, 2022
, respectively.
During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example
.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and ClassR6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,006	$1,340	$2,280

Class C	$317	$678	$1,166	$2,348

Class R	$178	$559	$966	$2,102

Class Y	$127	$405	$704	$1,553

Class R5	$121	$380	$659	$1,454

Class R6	$120	$377	$653	$1,442

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,006	$1,340	$2,280

Class C	$217	$678	$1,166	$2,348

Class R	$178	$559	$966	$2,102

Class Y	$127	$405	$704	$1,553

Class R5	$121	$380	$659	$1,454

Class R6	$120	$377	$653	$1,442